UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 INVESTMENT COMPANY ACT FILE NUMBER 811-09975

                      TT INTERNATIONAL U.S.A. FEEDER TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                             One Freedom Valley Drive
                                 Oaks, PA 19456
                (Address of principal executive offices) (Zip code)

                          Forum Shareholder Services LLC
                                   P.O. Box 446
                                Portland, ME 04112
                    (Name and address of agent for service)

         REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-465-5722

                 DATE OF FISCAL YEAR END: DECEMBER 31, 2005
                 DATE OF REPORTING PERIOD: MARCH 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS





TT Europe Fund

SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

TT Europe Fund (the "Fund") invests substantially all of its assets in TT Europe Portfolio (the "Portfolio"). As of March 31, 2005, the Fund owned 99.93% of the Portfolio. The schedule of investments of the Portfolio is as follows:


                                             VALUE
 COMMON STOCK - 84.94%        SHARES         US $
-----------------------------------------------------

 AUSTRIA - 1.98%
 OIL & GAS - 1.98%
 OMV AG                            11         3,504
-----------------------------------------------------
 TOTAL AUSTRIA                                3,504
-----------------------------------------------------

 BELGIUM - 2.06%
 BANKS - 2.06%
 KBC Groupe SA                     43         3,635
-----------------------------------------------------
 TOTAL BELGIUM                                3,635
-----------------------------------------------------

 DENMARK - 2.63%
 BANKS - 1.65%
 Danske Bank A/S                  100         2,909
-----------------------------------------------------
 DIVERSIFIED TELECOMMUNICATIONS - 0.98%
 TDC A/S                           41         1,733
-----------------------------------------------------
 TOTAL DENMARK                                4,642
-----------------------------------------------------

 FINLAND - 4.64%
 ELECTRIC - 2.21%
 Fortum Oyj                       200         3,904
-----------------------------------------------------
 PAPERS & PACKAGING - 0.61%
 UPM-Kymmene Oyj                   48         1,067
-----------------------------------------------------
 WIRELESS TELECOMMUNICATIONS SERVICES - 1.82%
 Nokia Oyj                        207         3,217
-----------------------------------------------------
 TOTAL FINLAND                                8,188
-----------------------------------------------------

 FRANCE - 8.32%
 AUTOMOTIVE - 1.57%
 Renault SA                        31         2,776
-----------------------------------------------------
 BEVERAGES, FOOD & TOBACCO - 0.79%
 Pernod-Ricard                     10         1,400
-----------------------------------------------------
 COMPUTERS - 0.92%
 Atos Origin*                      24         1,627
-----------------------------------------------------
 DIVERSIFIED TELECOMMUNICATIONS - 0.77%
 France Telecom SA                 45         1,351
-----------------------------------------------------


                                             VALUE
 COMMON STOCK (continued)     SHARES         US $
-----------------------------------------------------

 FRANCE (continued)
 OIL & GAS - 3.46%
 Total SA                          26         6,099
-----------------------------------------------------
 PHARMACEUTICALS - 0.81%
 Sanofi-Aventis                    17         1,437
-----------------------------------------------------
 TOTAL FRANCE                                14,690
-----------------------------------------------------

 GERMANY - 15.83%
 AUTOMOTIVE - 0.88%
 Continental AG                    20         1,555
-----------------------------------------------------
 BANKS - 2.18%
 Commerzbank AG                   177         3,851
-----------------------------------------------------
 CHEMICALS - 1.44%
 Bayer AG                          77         2,549
-----------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES - 0.82%
 Henkel KGaA                       16         1,450
-----------------------------------------------------
 DIVERSIFIED OPERATIONS - 1.26%
 Siemens AG                        28         2,222
-----------------------------------------------------
 DIVERSIFIED TELECOMMUNICATIONS - 0.98%
 Deutsche Telekom AG*              86         1,721
-----------------------------------------------------
 ELECTRIC - 2.51%
 RWE AG                            73         4,426
-----------------------------------------------------
 INSURANCE - 3.39%
 Allianz AG                        47         5,983
-----------------------------------------------------
 RETAILERS - 2.37%
 Adidas-Salomon AG                  9         1,432
 Puma AG                           11         2,761
-----------------------------------------------------
                                              4,193
-----------------------------------------------------
 TOTAL GERMANY                               27,950
-----------------------------------------------------

 GREECE - 0.57%
 BANKS - 0.57%
 National Bank of Greece           30         1,018
-----------------------------------------------------
 TOTAL GREECE                                 1,018
-----------------------------------------------------

TT Europe Fund

MARCH 31, 2005 (UNAUDITED)


                                             VALUE
 COMMON STOCK (continued)     SHARES         US $
-----------------------------------------------------

 ITALY - 2.71%
 BANKS - 1.54%
 Capitalia SPA                    519         2,710
-----------------------------------------------------
 ELECTRIC - 1.17%
 Enel SPA                         216         2,072
-----------------------------------------------------
 TOTAL ITALY                                  4,782
-----------------------------------------------------

 NETHERLANDS - 3.09%
 BEVERAGES, FOOD & TOBACCO - 0.59%
 Koninklijke Ahold NV*            125         1,050
-----------------------------------------------------
 DIVERSIFIED TELECOMMUNICATIONS - 0.87%
 Koninklijke (Royal) KPN
 NV                               172         1,542
-----------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.63%
 Koninklijke (Royal)
 Philips Electronics NV           104         2,872
-----------------------------------------------------
 TOTAL NETHERLANDS                            5,464
-----------------------------------------------------

 NORWAY - 2.90%
 DIVERSIFIED TELECOMMUNICATIONS - 1.02%
 Telenor ASA                      200         1,805
-----------------------------------------------------
 OIL & GAS - 1.88%
 Norsk Hydro ASA                   40         3,313
-----------------------------------------------------
 TOTAL NORWAY                                 5,118
-----------------------------------------------------

 SPAIN - 2.16%
 BUILDING MATERIALS - 1.28%
 ACS Actividades
 Constucciones y Servicios         91         2,259
-----------------------------------------------------
 COMPUTERS - 0.88%
 Indra Sistemas SA                 87         1,565
-----------------------------------------------------
 TOTAL SPAIN                                  3,824
-----------------------------------------------------

 SWEDEN - 5.89%
 AUTOMOTIVE - 1.03%
 Volvo AB, Class B Shares          41         1,819
-----------------------------------------------------


                                             VALUE
 COMMON STOCK (continued)     SHARES         US $
-----------------------------------------------------

 SWEDEN (continued)
 BANKS - 2.09%
 Skandinaviska Enskilda
 Banken, Class A Shares           194         3,691
-----------------------------------------------------
 MACHINERY - 0.96%
 Atlas Copco AB,
 Class A Shares                    35         1,682
-----------------------------------------------------
 PHARMACEUTICALS - 0.88%
 Getinge AB                       104         1,558
-----------------------------------------------------
 WIRELESS TELECOMMUNICATIONS SERVICES - 0.93%
 Telefonaktiebolaget LM
 Ericsson, Class B Shares         582         1,644
-----------------------------------------------------
 TOTAL SWEDEN                                10,394
-----------------------------------------------------

 SWITZERLAND - 10.73%
 BANKS - 4.43%
 Credit Suisse Group               85         3,662
 UBS AG                            49         4,152
-----------------------------------------------------
                                              7,814
-----------------------------------------------------
 BUILDING MATERIALS - 1.71%
 Holcim Ltd.                       49         3,024
-----------------------------------------------------
 CHEMICALS - 1.19%
 Syngenta AG                       20         2,096
-----------------------------------------------------
 INSURANCE - 3.40%
 Swiss Reinsurance                 42         3,018
 Zurich Financial Services
 AG                                17         2,994
-----------------------------------------------------
                                              6,012
-----------------------------------------------------
 TOTAL SWITZERLAND                           18,946
-----------------------------------------------------

 UNITED KINGDOM - 21.43%
 AIRLINES - 1.76%
 British Airways PLC*             623         3,108
-----------------------------------------------------
 BANKS - 3.83%
 Royal Bank of Scotland
 Group                             64         2,037

TT Europe Fund

MARCH 31, 2005 (UNAUDITED)


                                             VALUE
 COMMON STOCK (continued)     SHARES         US $
-----------------------------------------------------

 UNITED KINGDOM (continued)
 Standard Chartered PLC           263         4,731
-----------------------------------------------------
                                              6,768
-----------------------------------------------------
 BEVERAGES, FOOD & TOBACCO - 1.19%
 Imperial Tobacco Group
 PLC                               80         2,100
-----------------------------------------------------
 COMPUTERS - 0.78%
 Sage Group PLC                   362         1,376
-----------------------------------------------------
 DIVERSIFIED OPERATIONS - 2.67%
 BAE Systems PLC                  473         2,319
 Rolls-Royce Group PLC            508         2,342
 Rolls-Royce Group PLC,
 Class B Shares*               27,150            53
-----------------------------------------------------
                                              4,714
-----------------------------------------------------
 ENTERTAINMENT - 0.81%
 Carnival PLC                      26         1,428
-----------------------------------------------------
 METALS & MINING - 2.01%
 Anglo American PLC               150         3,557
-----------------------------------------------------
 MINERALS - 1.64%
 Xstrata PLC                      152         2,901
-----------------------------------------------------
 OIL & GAS - 0.64%
 Cairn Energy PLC*                 51         1,121
-----------------------------------------------------
 RETAILERS - 1.54%
 Enterprise Inns PLC              133         1,938
 GUS PLC                           45           774
-----------------------------------------------------
                                              2,712
-----------------------------------------------------
 WIRELESS TELECOMMUNICATIONS SERVICES - 4.56%
 O2 PLC*                        1,186         2,672
 Vodafone Group PLC             2,029         5,387
-----------------------------------------------------
                                              8,059
-----------------------------------------------------
 TOTAL UNITED KINGDOM                        37,844
-----------------------------------------------------
 TOTAL COMMON STOCK
 (Cost $132,024)                            149,999
-----------------------------------------------------


                                             VALUE
 PREFERRED STOCK - 1.24%      SHARES         US $
-----------------------------------------------------

 GERMANY - 1.24%
 AUTOMOTIVE - 1.24%
 Porsche AG                         3         2,184
-----------------------------------------------------
 TOTAL GERMANY                                2,184
-----------------------------------------------------
 TOTAL PREFERRED STOCK
 (Cost $1,773)                                2,184
-----------------------------------------------------

 TOTAL INVESTMENTS - 86.18%
 (COST $133,797)+                           152,183
 OTHER ASSETS IN EXCESS OF
 LIABILITIES, NET - 13.82%                   24,401
-----------------------------------------------------
 TOTAL NET ASSETS - 100.00%                 176,584
-----------------------------------------------------
 * Non-income producing security

 Ltd. -- Limited

 PLC -- Public Limited Company

 + At March 31, 2005, the tax basis cost of the Portfolio's investments was $133,797, and the unrealized appreciation and depreciation were $18,923 and $(537),respectively.

 For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.




                                                                 TTI-QH-002-0200

TT Active International Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2005 (UNAUDITED)
TT Active International Fund (the "Fund") invests substantially all of its assets in TT EAFE Portfolio (the "Portfolio"). As of March 31, 2005, the Fund owned 44.22% of the Portfolio. The schedule of investments of the Portfolio is as follows:


                                             VALUE
 COMMON STOCK - 93.90%        SHARES         US $
-----------------------------------------------------

 AUSTRALIA - 0.93%
 PAPERS & PACKAGING - 0.93%
 Amcor Ltd.                    76,958       426,241
-----------------------------------------------------
 TOTAL AUSTRALIA                            426,241
-----------------------------------------------------

 CHINA - 0.34%
 INSURANCE - 0.34%
 China Life Insurance Co.
 Ltd.*                        238,000       158,680
-----------------------------------------------------
 TOTAL CHINA                                158,680
-----------------------------------------------------

 DENMARK - 0.75%
 DIVERSIFIED TELECOMMUNICATIONS - 0.75%
 TDC A/S                        8,175       345,486
-----------------------------------------------------
 TOTAL DENMARK                              345,486
-----------------------------------------------------

 FINLAND - 3.43%
 ELECTRIC - 0.62%
 Fortum Oyj                    14,600       285,002
-----------------------------------------------------
 PAPERS & PACKAGING - 0.72%
 UPM-Kymmene Oyj               14,916       331,493
-----------------------------------------------------
 WIRELESS TELECOMMUNICATIONS SERVICES - 2.09%
 Nokia Oyj                     61,852       961,413
-----------------------------------------------------
 TOTAL FINLAND                            1,577,908
-----------------------------------------------------

 FRANCE - 6.18%
 AUTOMOTIVE - 1.71%
 Renault SA                     8,789       787,017
-----------------------------------------------------
 BEVERAGES, FOOD & TOBACCO - 0.78%
 Pernod-Ricard                  2,546       356,368
-----------------------------------------------------
 COMPUTERS - 0.71%
 Atos Origin*                   4,846       328,445
-----------------------------------------------------
 OIL & GAS - 2.25%
 Total SA                       4,407     1,033,821
-----------------------------------------------------
 PHARMACEUTICALS - 0.73%
 Sanofi-Aventis                 3,959       334,702
-----------------------------------------------------
 TOTAL FRANCE                             2,840,353
-----------------------------------------------------

 GERMANY - 9.83%
 AUTOMOTIVE - 1.49%
 Continental AG                 8,800       684,269
-----------------------------------------------------


                                             VALUE
 COMMON STOCK (continued)     SHARES         US $
-----------------------------------------------------

 GERMANY (continued)
 BANKS - 1.19%
 Commerzbank AG                25,063       545,272
-----------------------------------------------------
 CHEMICALS - 1.49%
 Bayer AG                      20,716       685,741
-----------------------------------------------------
 ELECTRIC - 2.88%
 RWE AG                        21,850     1,324,733
-----------------------------------------------------
 INSURANCE - 2.78%
 Allianz AG                    10,050     1,279,369
-----------------------------------------------------
 TOTAL GERMANY                            4,519,384
-----------------------------------------------------

 HONG KONG - 1.67%
 DIVERSIFIED OPERATIONS - 0.77%
 China Resources
 Enterprise Ltd.              110,000       150,910
 Swire Pacific Ltd., Class
 A Shares                      25,500       201,892
-----------------------------------------------------
                                            352,802
-----------------------------------------------------
 DIVERSIFIED TELECOMMUNICATIONS - 0.45%
 China Netcom Group Corp.
 Hong Kong Ltd.*              148,000       207,787
-----------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.45%
 Johnson Electric Holdings    226,500       204,738
-----------------------------------------------------
 TOTAL HONG KONG                            765,327
-----------------------------------------------------

 ITALY - 4.94%
 BANKS - 2.02%
 Capitalia SPA                178,056       929,689
-----------------------------------------------------
 ELECTRIC - 1.78%
 Enel SPA                      85,084       816,074
-----------------------------------------------------
 TELEVISION - 1.14%
 Mediaset SPA                  36,240       522,801
-----------------------------------------------------
 TOTAL ITALY                              2,268,564
-----------------------------------------------------

 JAPAN - 27.51%
 BANKS - 6.83%
 Bank of Yokohama Ltd.         39,000       238,463
 Mitsubishi Tokyo
 Financial Group Inc.              63       547,775
 Mizuho Financial Group
 Inc.                             438     2,076,159

TT Active International Fund

MARCH 31, 2005 (UNAUDITED)


                                             VALUE
 COMMON STOCK (continued)     SHARES         US $
-----------------------------------------------------

 JAPAN (continued)
 Resona Holdings Inc.*        137,000       275,384
-----------------------------------------------------
                                          3,137,781
-----------------------------------------------------
 CHEMICALS - 0.33%
 Asahi Kasei Corp.             31,000       153,029
-----------------------------------------------------
 DIVERSIFIED OPERATIONS - 2.66%
 Kajima Corp.                  71,000       294,063
 Sony Corp.                    20,800       830,366
 Taisei Corp.                  26,000        97,719
-----------------------------------------------------
                                          1,222,148
-----------------------------------------------------
 DIVERSIFIED TELECOMMUNICATIONS - 1.40%
 NTT Data Corp.                    66       228,310
 Softbank Corp.                 6,600       272,737
 Tokyo Broadcasting System
 Inc.                           7,200       140,688
-----------------------------------------------------
                                            641,735
-----------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.89%
 Advantest Corp.                2,400       184,443
 Fanuc Ltd.                    10,900       683,797
-----------------------------------------------------
                                            868,240
-----------------------------------------------------
 FINANCIAL SERVICES - 4.48%
 Credit Saison Co. Ltd.        19,800       714,547
 Orix Corp.                     6,100       779,609
 Promise Co. Ltd.               5,500       376,917
 SFCG Co. Ltd.                    770       187,893
-----------------------------------------------------
                                          2,058,966
-----------------------------------------------------
 MACHINERY - 3.10%
 Hitachi Construction
 Machinery Co. Ltd.            18,900       261,342
 Komatsu Ltd.                  40,000       301,421
 SMC Corp.                      7,600       861,892
-----------------------------------------------------
                                          1,424,655
-----------------------------------------------------
 REAL ESTATE - 1.31%
 Mitsui Fudosan Co. Ltd.       51,000       600,309
-----------------------------------------------------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS - 1.72%
 Elpida Memory Inc.*            4,900       186,911


                                             VALUE
 COMMON STOCK (continued)     SHARES         US $
-----------------------------------------------------
 NEC Electronics Corp.          9,200       430,067
 Tokyo Electron Ltd.            3,000       171,373
-----------------------------------------------------
                                            788,351
-----------------------------------------------------
 TELEVISION - 0.02%
 Jupiter
 Telecommunications Co.
 Ltd.*                             13        10,392
-----------------------------------------------------
 TRADING COMPANIES & DISTRIBUTORS - 3.77%
 Marubeni Corp.                85,000       273,373
 Mitsui & Co. Ltd.            158,000     1,460,939
-----------------------------------------------------
                                          1,734,312
-----------------------------------------------------
 TOTAL JAPAN                             12,639,918
-----------------------------------------------------

 MALAYSIA - 0.62%
 BANKS - 0.62%
 Commerce Asset Holdings
 BHD*                         238,400       287,335
-----------------------------------------------------
 TOTAL MALAYSIA                             287,335
-----------------------------------------------------

 NETHERLANDS - 2.05%
 BEVERAGES, FOOD & TOBACCO - 1.00%
 Koninklijke Ahold NV*         54,638       458,725
-----------------------------------------------------
 DIVERSIFIED TELECOMMUNICATIONS - 1.05%
 Koninklijke (Royal) KPN
 NV                            53,758       482,078
-----------------------------------------------------
 TOTAL NETHERLANDS                          940,803
-----------------------------------------------------

 NORWAY - 0.92%
 OIL & GAS - 0.92%
 Statoil ASA*                  24,600       420,753
-----------------------------------------------------
 TOTAL NORWAY                               420,753
-----------------------------------------------------

 SINGAPORE - 0.87%
 ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.30%
 Venture Corp. Ltd.            17,000       137,089
-----------------------------------------------------
 REAL ESTATE - 0.57%
 City Developments Ltd.        67,000       262,020
-----------------------------------------------------
 TOTAL SINGAPORE                            399,109
-----------------------------------------------------

TT Active International Fund

MARCH 31, 2005 (UNAUDITED)


                                             VALUE
 COMMON STOCK (continued)     SHARES         US $
-----------------------------------------------------

 SOUTH KOREA - 0.89%
 BANKS - 0.89%
 Kookmin Bank*                  9,130       407,726
-----------------------------------------------------
 TOTAL SOUTH KOREA                          407,726
-----------------------------------------------------

 SWEDEN - 3.05%
 AUTOMOTIVE - 0.93%
 Volvo AB, Class B Shares       9,571       424,656
-----------------------------------------------------
 MACHINERY - 1.00%
 Atlas Copco AB, Class A
 Shares                         9,586       460,708
-----------------------------------------------------
 WIRELESS TELECOMMUNICATIONS SERVICES - 1.12%
 Telefonaktiebolaget LM
 Ericsson, Class B Shares     182,005       514,241
-----------------------------------------------------
 TOTAL SWEDEN                             1,399,605
-----------------------------------------------------

 SWITZERLAND - 8.85%
 BANKS - 5.31%
 Credit Suisse Group           28,139     1,212,298
 UBS AG                        14,511     1,229,642
-----------------------------------------------------
                                          2,441,940
-----------------------------------------------------
 BUILDING MATERIALS - 1.27%
 Holcim Ltd.                    9,430       581,908
-----------------------------------------------------
 CHEMICALS - 1.31%
 Syngenta AG                    5,731       600,555
-----------------------------------------------------
 INSURANCE - 0.96%
 Zurich Financial Services
 AG                             2,519       443,610
-----------------------------------------------------
 TOTAL SWITZERLAND                        4,068,013
-----------------------------------------------------

 TAIWAN - 3.23%
 DIVERSIFIED TELECOMMUNICATIONS - 0.27%
 D-Link Corp.                 101,356       126,108
-----------------------------------------------------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS - 2.96%
 Advanced Semiconductor
 Engineering*                 947,000       698,843


                                             VALUE
 COMMON STOCK (continued)     SHARES         US $
-----------------------------------------------------

 TAIWAN (continued)
 Siliconware Precision
 Industries Co.               187,000       162,332
 Taiwan Semiconductor
 Manufacturing Co. Ltd.       146,000       238,653
 United Microelectronics
 Corp.                        431,000       260,603
-----------------------------------------------------
                                          1,360,431
-----------------------------------------------------
 TOTAL TAIWAN                             1,486,539
-----------------------------------------------------

 THAILAND - 0.60%
 BANKS - 0.60%
 Kasikornbank PCL              93,000       139,090
 Kasikornbank PCL NVDR*        97,800       136,267
-----------------------------------------------------
 TOTAL THAILAND                             275,357
-----------------------------------------------------

 UNITED KINGDOM - 17.24%
 AIRLINES - 1.92%
 British Airways PLC*         176,596       880,961
-----------------------------------------------------
 BANKS - 3.01%
 Standard Chartered PLC        76,877     1,382,946
-----------------------------------------------------
 BEVERAGES, FOOD & TOBACCO - 1.00%
 British American Tobacco
 PLC                           26,126       460,603
-----------------------------------------------------
 DIVERSIFIED OPERATIONS - 3.15%
 BAE Systems PLC              120,635       591,538
 Rolls-Royce Group PLC        181,489       836,782
 Rolls-Royce Group PLC,
 Class B Shares*            9,074,450        17,576
-----------------------------------------------------
                                          1,445,896
-----------------------------------------------------
 ENTERTAINMENT - 1.35%
 Carnival PLC                  11,291       620,012
-----------------------------------------------------
 METALS & MINING - 2.02%
 Anglo American PLC            39,218       930,039
-----------------------------------------------------
 MINERALS - 2.36%
 Xstrata PLC                   56,862     1,085,214
-----------------------------------------------------
 RETAILERS - 0.51%
 GUS PLC                       13,611       234,304
-----------------------------------------------------

TT Active International Fund

MARCH 31, 2005 (UNAUDITED)


                                             VALUE
 COMMON STOCK (continued)     SHARES         US $
-----------------------------------------------------

 UNITED KINGDOM (continued)
 WIRELESS TELECOMMUNICATIONS SERVICES - 1.92%
 O2 PLC*                      391,322       881,789
-----------------------------------------------------
 TOTAL UNITED KINGDOM                     7,921,764
-----------------------------------------------------
 TOTAL COMMON STOCK
 (Cost $41,065,306)                      43,148,865
-----------------------------------------------------

 PREFERRED STOCK - 1.20%
-----------------------------------------------------

 GERMANY - 1.20%
 AUTOMOTIVE - 1.20%
 Porsche AG                       756       550,219
-----------------------------------------------------
 TOTAL GERMANY                              550,219
-----------------------------------------------------
 TOTAL PREFERRED STOCK
 (Cost $492,978)                            550,219
-----------------------------------------------------

 EQUITY PERFORMANCE LINKED
 NOTES - 0.61%
-----------------------------------------------------

 INDIA - 0.61%
 Industrial Development
 Bank of India*               133,877       282,199
-----------------------------------------------------
 TOTAL INDIA                                282,199
-----------------------------------------------------
 TOTAL EQUITY PERFORMANCE LINKED NOTES
 (Cost $265,923)                            282,199
-----------------------------------------------------

 TOTAL INVESTMENTS - 95.71%
 (COST $41,824,207)+                     43,981,283
 OTHER ASSETS IN EXCESS OF
 LIABILITIES, NET - 4.29%                 1,971,704
-----------------------------------------------------
 TOTAL NET ASSETS - 100.00%              45,952,987
-----------------------------------------------------
* Non-income producing security

Ltd.-- Limited

NVDR -- Non-Voting Depositary Receipt

PLC -- Public Limited Company

+ At March 31, 2005, the tax basis cost of the Portfolio's investments was $41,824,207, and the unrealized appreciation and depreciation were $2,669,229 and $(512,153), respectively.

Forward Foreign Currency Contracts - The Portfolio may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions, or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable forward foreign exchange rate and any resulting unrealized gains or losses are recorded. The Portfolio realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal income tax purposes. At March 31, 2005, the Portfolio had the following open forward foreign currency contracts outstanding:
--------------------------------------------------------------------------------
                                                                 Net Unrealized
Settlement               Deliver/               Receive/           Appreciation
Date                     Units of Currency      In Exchange For  (Depreciation)
--------------------------------------------------------------------------------
04/01/05-05/09/05 JPY    455,068,294 AUD        5,560,000                36,144
04/19/05          SGP        757,916 EUR          350,000                (4,798)
04/11/05          JPY    100,499,100 EUR          730,000                 8,385
04/21/05          HKD      6,575,058 EUR          630,000               (24,159)
04/01/05          AUD      1,109,014 GBP          460,000                11,341
                                                                 ---------------
                                                                  $      26,913
                                                                 ===============

AUD - Australian Dollar                 HKD - Hong Kong Dollar
EUR - Euro                              JPY - Japanese Yen
GBP - Great British Pound               SGD - Singapore Dollar

For information regarding the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements



                                                                  TT-QH-001-0200

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                              SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                TT International U.S.A. Feeder Trust


By (Signature and Title)*                   /s/ David J.S. Burnett
                                            ----------------------
                                            David J.S. Burnett
                                            Chief Executive Officer

Date: May 19, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ David J.S. Burnett
                                            ----------------------
                                            David J.S. Burnett
                                            Chief Executive Officer

Date: May 19, 2005

By (Signature and Title)*                   /s/ Graham Barr
                                            ---------------
                                            Graham Barr
                                            Chief Financial Officer

Date:

* Print the name and title of each signing officer under his or her signature.